As filed with the Securities and Exchange Commission on September 18, 2009
                                                        File Nos. 33-97598 and 811-09102

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 98	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 100	☒

(Check appropriate box or boxes)

iShares, Inc.
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank & Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company
300 E. Lombard Street
Baltimore, MD 21202
 (Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	JESSICA N. BENTLEY, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BARCLAYS GLOBAL INVESTORS, N.A.
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, N.Y. 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On September 28, 2009 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment No. 98 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until September 28, 2009, the effectiveness of the registration statement for the iShares MSCI Emerging Markets Eastern Europe Index Fund (the “Fund”), filed in Post-Effective Amendment No. 58 on April 2, 2008, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
62	June 13, 2008	June 23, 2008
64	June 20, 2008	June 27, 2008
65	June 26, 2008	July 8, 2008
67	July 7, 2008	August 6, 2008
69	August 5, 2008	September 4, 2008
71	September 3, 2008	October 3, 2008
73	October 2, 2008	November 1, 2008
75	October 31, 2008	December 1, 2008
77	November 26, 2008	December 31, 2008
80	December 30, 2008	January 30, 2009
82	January 29, 2009	March 1, 2009
84	February 27, 2009	March 31, 2009
86	March 30, 2009	April 29, 2009
88	April 28, 2009	May 29, 2009
90	May 28, 2009	June 27, 2009
92	June 26, 2009	July 26, 2009
94	July 24, 2009	August 23, 2009
96	August 21, 2009	September 20, 2009

This Post-Effective Amendment No. 98 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 58.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 98 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 18st day of September 2009.

By:
Michael A. Latham*
President

Date: September 18, 2009

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 98 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

By:
Lee T. Kranefuss*
Director

Date: September 18, 2009

John E. Martinez*
Director

Date: September 18, 2009

George G. C. Parker*
Director

Date: September 18, 2009

Cecilia H. Herbert*
Director

Date: September 18, 2009

Charles A. Hurty*
Director

Date: September 18, 2009

John E. Kerrigan*
Director

Date: September 18, 2009

Robert H. Silver*
Director

Date: September 18, 2009

Darrell Duffie**
Director

Date: September 18, 2009

Michael Latham*
President

Date: September 18, 2009

/s/ Jack Gee
Jack Gee
Treasurer

Date: September 18, 2009

*,**By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn
Attorney in fact

Date: September 18, 2009

*
Powers of Attorney, each dated September 18, 2007, for Michael A. Latham, Lee T. Kranefuss, John E. Martinez, George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, and Robert H. Silver are incorporated by reference to Post-Effective Amendment No. 42.

**	Power of Attorney, dated June 19, 2008, for Darrell Duffie is incorporated herein by reference to Post-Effective Amendment No. 79, filed December 23, 2008.